Schedule of Investments (unaudited)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$50	$51,956

Aerospace & Defense — 1.4%
Boeing Co. (The), 2.70%, 05/01/22	50	51,269
Howmet Aerospace Inc., 5.87%, 02/23/22	325	340,103
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)	50	51,801
Raytheon Technologies Corp.
2.50%, 12/15/22 (Call 09/15/22)	25	25,866
2.80%, 03/15/22 (Call 02/15/22)	50	51,250
		520,289
Agriculture — 1.0%
Altria Group Inc.
2.85%, 08/09/22	125	129,612
3.49%, 02/14/22	50	51,595
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 06/15/21)(a)	166	171,186
		352,393
Airlines — 2.9%
American Airlines Group Inc., 5.00%, 06/01/22(a)	358	336,452
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22	26	26,537
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	480	488,021
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	13	13,253
United Airlines Holdings Inc., 4.25%, 10/01/22(b)	190	189,962
		1,054,225
Apparel — 0.1%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	20	20,462

Auto Manufacturers — 3.2%
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	100	100,994
3.22%, 01/09/22	75	75,755
3.35%, 11/01/22	225	228,548
3.55%, 10/07/22(b)	110	112,236
4.25%, 09/20/22	175	180,694
5.60%, 01/07/22	225	231,950
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	90	93,002
3.45%, 01/14/22 (Call 12/14/21)	50	51,257
3.55%, 07/08/22	100	104,073
		1,178,509
Auto Parts & Equipment — 0.8%
ZF North America Capital Inc., 4.50%, 04/29/22(a)	295	303,794

Banks — 4.4%
CIT Group Inc., 5.00%, 08/15/22(b)	710	752,614
Citigroup Inc., 4.05%, 07/30/22	50	52,680
Cooperatieve Rabobank UA, 3.95%, 11/09/22	100	105,987
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	100	105,315
Deutsche Bank AG/New York NY, Series D, 5.00%, 02/14/22	200	208,658
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	75	77,173
Huntington Bancshares Inc./OH, 2.30%, 01/14/22 (Call 12/14/21)	25	25,441
Morgan Stanley, 4.88%, 11/01/22	100	107,557
Natwest Group PLC, 6.13%, 12/15/22	100	109,304
Santander Holdings USA Inc., 3.70%, 03/28/22 (Call 02/28/22)	50	51,613
		1,596,342

Security	Par (000)	Value
Beverages — 0.8%
Ajecorp BV, 6.50%, 05/14/22 (Call 03/01/21)(a)(b)	$180	$180,009
Constellation Brands Inc., 2.65%, 11/07/22 (Call 10/07/22)	100	103,659
		283,668
Biotechnology — 0.7%
Amgen Inc., 2.65%, 05/11/22 (Call 04/11/22)	150	154,258
Biogen Inc., 3.63%, 09/15/22	50	52,612
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	50	52,025
		258,895
Chemicals — 0.8%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	208	217,847
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	50	52,014
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	25	26,578
		296,439
Commercial Services — 5.3%
ADT Security Corp. (The), 3.50%, 07/15/22	646	662,641
APX Group Inc., 7.88%, 12/01/22 (Call 12/01/21)	270	270,553
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	100	105,880
CoreCivic Inc., 5.00%, 10/15/22 (Call 07/15/22)	110	106,067
IHS Markit Ltd., 5.00%, 11/01/22 (Call 08/01/22)(a)	200	212,492
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	314	314,691
North Queensland Export Terminal Pty Ltd., 4.45%, 12/15/22(a)	200	198,888
PayPal Holdings Inc., 2.20%, 09/26/22	50	51,517
		1,922,729
Computers — 0.8%
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	50	52,965
Vericast Corp., 8.38%, 08/15/22 (Call 02/15/21)(a)	220	221,925
		274,890
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co., 4.70%, 05/24/22	235	243,869

Diversified Financial Services — 6.1%
Air Lease Corp.
2.63%, 07/01/22 (Call 06/01/22)	50	51,249
3.50%, 01/15/22	25	25,690
Aircastle Ltd., 5.50%, 02/15/22.	20	20,907
Ally Financial Inc., 4.63%, 05/19/22	50	52,567
Capital One Financial Corp., 3.05%, 03/09/22 (Call 02/09/22)	50	51,390
Discover Financial Services, 3.85%, 11/21/22.	50	53,000
International Lease Finance Corp., 5.88%, 08/15/22	100	107,646
Navient Corp.
6.50%, 06/15/22	466	488,098
7.25%, 01/25/22	305	316,020
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 11/15/21)(a)	138	134,673
OneMain Finance Corp., 6.13%, 05/15/22	661	698,109
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 12/15/21)(a)	160	161,533
Synchrony Financial, 2.85%, 07/25/22 (Call 06/25/22)	50	51,589
		2,212,471
Electric — 3.4%
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	50	51,536
DTE Energy Co.
2.25%, 11/01/22	50	51,578
Series H, 0.55%, 11/01/22	25	25,082
Duke Energy Corp.
2.40%, 08/15/22 (Call 07/15/22)	50	51,448
3.05%, 08/15/22 (Call 05/15/22)	50	51,693

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Edison International, 2.40%, 09/15/22 (Call 08/15/22)	$25	$25,579
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	50	52,311
Eversource Energy, Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	51,273
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22).	50	51,889
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	75	78,100
FirstEnergy Corp., Series A, 3.35%, 07/15/22 (Call 05/15/22)	250	254,547
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	50	51,238
2.90%, 04/01/22	25	25,749
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	125	125,346
PPL Capital Funding Inc., 4.20%, 06/15/22 (Call 03/15/22)	50	52,064
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	50	51,917
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	185	193,038
		1,244,388
Electronics — 0.7%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	19	19,736
Ingram Micro Inc., 5.00%, 08/10/22 (Call 02/10/22)	160	165,173
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	50	52,101
		237,010
Engineering & Construction — 0.5%
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 05/15/21)	165	167,752

Entertainment — 1.8%
Cinemark USA Inc., 5.13%, 12/15/22 (Call 12/15/21)	185	180,910
International Game Technology PLC, 6.25%, 02/15/22 (Call 08/15/21)(a)	475	484,671
		665,581
Food — 1.5%
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	25	25,906
Kraft Heinz Foods Co., 3.50%, 06/06/22.	290	300,945
Kroger Co. (The), 2.80%, 08/01/22 (Call 07/01/22)	50	51,723
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)	50	51,656
Mondelez International Inc., 0.63%, 07/01/22	50	50,216
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	50	52,257
		532,703
Health Care - Products — 0.3%
DH Europe Finance II Sarl, 2.05%, 11/15/22	50	51,505
Zimmer Biomet Holdings Inc., 3.15%, 04/01/22 (Call 02/01/22)	50	51,347
		102,852
Health Care - Services — 2.0%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	50	51,802
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	25	26,105
3.13%, 05/15/22	50	51,746
Humana Inc., 3.15%, 12/01/22 (Call 09/01/22)	50	52,134
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	50	52,172
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	455	481,586
		715,545
Holding Companies - Diversified — 1.4%
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	25	25,931
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22 (Call 02/01/21)	472	472,911
		498,842
Home Builders — 2.9%
KB Home, 7.50%, 09/15/22(b)	175	190,773

Security	Par (000)	Value

Home Builders (continued)
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(b)	$165	$168,872
4.75%, 11/15/22 (Call 08/15/22)	245	259,783
Meritage Homes Corp., 7.00%, 04/01/22(b)	190	201,328
Toll Brothers Finance Corp., 5.88%, 02/15/22 (Call 11/15/21)	210	218,358
		1,039,114
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.88%, 10/01/22	50	52,045

Housewares — 0.6%
Newell Brands Inc., 4.00%, 06/15/22 (Call 03/15/22)(b)	205	211,154

Insurance — 0.2%
American International Group Inc., 4.88%, 06/01/22	50	52,895
Markel Corp., 4.90%, 07/01/22	25	26,514
		79,409
Internet — 2.7%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)	224	230,003
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	50	51,856
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	100	102,641
Netflix Inc., 5.50%, 02/15/22(b)	350	366,723
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)	220	225,615
		976,838
Leisure Time — 0.8%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	305	300,437

Lodging — 2.5%
Marriott International Inc./MD, 2.30%, 01/15/22 (Call 12/15/21)(b)	25	25,317
MGM Resorts International, 7.75%, 03/15/22	536	569,500
Wyndham Destinations Inc., 4.25%, 03/01/22 (Call 12/01/21)	310	314,970
		909,787
Machinery — 0.0%
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	15	15,518

Manufacturing — 2.8%
Bombardier Inc.
5.75%, 03/15/22(a)	255	261,696
6.00%, 10/15/22 (Call 03/01/21)(a)	556	551,774
Eaton Corp., 2.75%, 11/02/22.	100	104,135
General Electric Co.
2.70%, 10/09/22(b)	30	31,157
3.15%, 09/07/22	50	52,137
		1,000,899
Media — 8.4%
AMC Networks Inc., 4.75%, 12/15/22 (Call 02/26/21)	148	148,250
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	200	210,076
CSC Holdings LLC, 5.88%, 09/15/22	325	343,983
DISH DBS Corp., 5.88%, 07/15/22	911	947,267
Fox Corp., 3.67%, 01/25/22	50	51,631
Sirius XM Radio Inc., 3.88%, 08/01/22 (Call 08/01/21)(a)	661	667,709
Urban One Inc., 8.75%, 12/15/22 (Call 02/10/21)(a)	135	135,201
Videotron Ltd., 5.00%, 07/15/22	515	540,158
		3,044,275
Metal Fabricate & Hardware — 0.2%
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 07/15/21)(a)	91	90,961

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 3.4%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	$150	$158,319
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 03/01/21)(a)(b)	150	125,263
FMG Resources August 2006 Pty Ltd., 4.75%, 05/15/22 (Call 02/15/22)(a)	410	421,882
Freeport-McMoRan Inc., 3.55%, 03/01/22 (Call 12/01/21)	263	268,144
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 12/15/21)(a)(b)	140	126,483
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 06/15/21)(a)	120	123,052
		1,223,143
Office & Business Equipment — 0.5%
Xerox Corp., 4.07%, 03/17/22	174	178,933

Oil & Gas — 7.9%
Antero Resources Corp., 5.13%, 12/01/22 (Call 02/10/21)	96	96,015
Apache Corp., 3.25%, 04/15/22 (Call 01/15/22)(b)	100	100,655
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.63%, 01/15/22 (Call 03/01/21)	95	94,185
Cenovus Energy Inc., 3.00%, 08/15/22 (Call 05/15/22)	225	230,335
Continental Resources Inc./OK, 5.00%, 09/15/22 (Call 03/01/21)	106	106,122
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)(b)	280	284,486
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	25	25,712
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	14	14,363
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	132	131,428
4.95%, 12/01/22 (Call 09/01/22)	165	165,049
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	55	54,433
2.70%, 08/15/22.	406	406,877
3.13%, 02/15/22 (Call 11/15/21)	165	165,365
Ovintiv Exploration Inc., 5.75%, 01/30/22	350	363,272
Phillips 66, 4.30%, 04/01/22	125	130,516
QEP Resources Inc., 5.38%, 10/01/22 (Call 07/01/22)	220	228,950
Range Resources Corp., 5.00%, 08/15/22 (Call 05/15/22)	102	102,737
Teine Energy Ltd., 6.88%, 09/30/22 (Call 03/01/21)(a)	160	160,000
		2,860,500
Oil & Gas Services — 0.2%
Welltec A/S, 9.50%, 12/01/22 (Call 12/01/21)(a)	100	91,037

Packaging & Containers — 2.2%
Ball Corp., 5.00%, 03/15/22	455	475,238
Graphic Packaging International LLC, 4.88%, 11/15/22 (Call 08/15/22)	125	130,963
Sealed Air Corp., 4.88%, 12/01/22 (Call 09/01/22)(a)	200	209,950
		816,151
Pharmaceuticals — 2.5%
AbbVie Inc.
2.30%, 11/21/22	50	51,658
2.90%, 11/06/22	300	312,957
3.45%, 03/15/22 (Call 01/15/22)	50	51,428
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	50	51,294
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	93	95,894
Cardinal Health Inc., 2.62%, 06/15/22 (Call 05/15/22)	50	51,378
Cigna Corp.
3.05%, 11/30/22 (Call 10/31/22)	50	52,238
3.90%, 02/15/22	25	25,892
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	100	103,713
3.50%, 07/20/22 (Call 05/20/22)	50	52,016

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc., 1.13%, 06/22/22(a)	$50	$50,457
		898,925
Pipelines — 4.5%
DCP Midstream Operating LP, 4.95%, 04/01/22 (Call 01/01/22)	170	174,357
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	50	51,673
Energy Transfer Operating LP, 5.20%, 02/01/22 (Call 11/01/21)	50	51,663
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (Call 07/01/22)	50	52,871
5.88%, 03/01/22 (Call 12/01/21)	50	52,140
Enterprise Products Operating LLC, 4.05%, 02/15/22	100	103,826
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22 (Call 06/01/22)	50	52,331
NuStar Logistics LP, 4.75%, 02/01/22 (Call 11/01/21)(b)	120	122,316
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	50	51,337
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22).	100	103,767
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 06/01/22 (Call 03/01/22)	50	51,452
Ruby Pipeline LLC, 7.75%, 04/01/22(a)(b)	252	237,531
Sabine Pass Liquefaction LLC, 6.25%, 03/15/22 (Call 12/15/21)	100	104,859
Sunoco Logistics Partners Operations LP, 4.65%, 02/15/22	15	15,604
TransCanada PipeLines Ltd., 2.50%, 08/01/22	50	51,558
Western Midstream Operating LP, 4.00%, 07/01/22 (Call 04/01/22)	280	286,936
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	25	25,893
3.60%, 03/15/22 (Call 01/15/22)	50	51,498
		1,641,612
Real Estate Investment Trusts — 3.1%
American Tower Corp., 4.70%, 03/15/22	50	52,312
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	25	26,156
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 03/15/22 (Call 09/15/21)(a)	235	236,114
Mack-Cali Realty LP, 4.50%, 04/18/22 (Call 01/18/22)	150	152,319
Office Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	25	25,606
SBA Communications Corp., 4.00%, 10/01/22 (Call 10/01/21)	355	358,695
Service Properties Trust, 5.00%, 08/15/22 (Call 02/15/22)	240	241,978
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	25	26,182
		1,119,362
Retail — 1.5%
L Brands Inc., 5.63%, 02/15/22	150	155,398
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	50	51,323
Macy’s Retail Holdings LLC, 3.88%, 01/15/22 (Call 10/15/21)(b)	195	195,123
McDonald’s Corp., 2.63%, 01/15/22	50	51,113
Starbucks Corp., 2.70%, 06/15/22 (Call 04/15/22)	50	51,413
Walgreen Co., 3.10%, 09/15/22	50	52,086
		556,456
Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	25	26,174
Semiconductors — 0.6%
Advanced Micro Devices Inc., 7.50%, 08/15/22	158	172,890
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.00%, 01/15/22 (Call 12/15/21)	50	51,082
		223,972
Software — 0.8%
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	52,195
Marble II Pte Ltd., 5.30%, 06/20/22 (Call 06/20/21)(b)(c)	200	201,528
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	50	51,803
		305,526

Schedule of Investments (unaudited) (continued)	IShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 8.5%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	$100	$103,547
3.00%, 06/30/22 (Call 04/30/22)	60	61,992
Lumen Technologies Inc., Series T, 5.80%, 03/15/22	821	857,723
Nokia OYJ, 3.38%, 06/12/22	250	258,135
Sprint Communications Inc., 6.00%, 11/15/22	872	937,697
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	331	344,409
T-Mobile USA Inc., 4.00%, 04/15/22 (Call 03/16/22)(b)	235	241,918
Trilogy International Partners LLC/Trilogy International Finance Inc., 8.88%, 05/01/22 (Call 05/01/21)(a)	165	160,830
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	100	103,155
Vodafone Group PLC, 2.50%, 09/26/22	25	25,844
		3,095,250
Transportation — 0.9%
FedEx Corp., 2.63%, 08/01/22	50	51,673
Ryder System Inc., 2.50%, 09/01/22 (Call 08/01/22)	75	77,303
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/21)(a)(b)	125	124,886
Union Pacific Corp., 4.16%, 07/15/22 (Call 04/15/22)	75	78,430
		332,292
Trucking & Leasing — 0.6%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/21)(a)	215	214,933

Total Corporate Bonds & Notes — 99.2%
(Cost: $35,337,135)		36,040,307

Floating Rate Loan Interests

Oil & Gas — 0.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 11/01/25(d)	131	142,790

Total Floating Rate Loan Interests — 0.4%
(Cost: $131,000)		142,790

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 9.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	2,605	$2,606,930
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,001	1,001,000
		3,607,930

Total Short-Term Investments — 9.9%
(Cost: $3,607,558)		3,607,930

Total Investments in Securities — 109.5%
(Cost: $39,075,693)		39,791,027

Other Assets, Less Liabilities — (9.5)%		(3,461,883)

Net Assets — 100.0%		$36,329,144

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Fixed rate.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,096,376	$1,510,690	(a)	$—	$(189)	$53	$2,606,930	2,605	$1,830	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	691,000	310,000	(a)	—	—	—	1,001,000	1,001	54		—
					$(189)	$53	$3,607,930		$1,884		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	IShares® iBonds® 2022 Term High Yield and Income ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$36,040,307	$—	$36,040,307
Floating Rate Loan Interests	—	142,790	—	142,790
Money Market Funds	3,607,930	—	—	3,607,930
	$3,607,930	$36,183,097	$—	$39,791,027